Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Lease Cost
The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the three and six months ended June 30, 2022 and 2021 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
Lease costs	2022	2021	2022	2021
Operating lease costs	$1,180	$1,285	$2,439	$3,454
Variable costs	$317	$116	$452	$494
Short term lease costs	$75	$58	$112	$113
Total lease costs	$1,572	$1,459	$3,003	$4,061

	Six Months Ended June 30,
Other information	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$2,104	$2,279
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—	$(39,294)

Weighted-average remaining lease term - operating leases (in years)	5.2 years	5.6 years
Weighted-average discount rate - operating leases	7.17%	6.67%

Lease Maturity Schedule
Future fixed payments for non-cancellable operating leases in effect as of June 30, 2022 are payable as follows (in thousands):

Remainder of 2022	$2,674
2023	4,527
2024	3,911
2025	2,698
2026	2,470
Thereafter	4,298
Total lease payments	$20,578
Less: imputed interest	$(3,375)
Present value of lease liabilities	$17,203

Sublease Classification
The following table shows the sublease rental income for the three and six months ended June 30, 2022 and 2021 (in thousands):

	Statement of Operations Classification	Three Months Ended June 30,		Six Months Ended June 30,
Sublease rental income		2022	2021	2022	2021
Sublease rental income	Other expense, net	$61	$—	$126	$—
Total sublease rental income		$61	$—	$126	$—

Lease Receivable Maturity Schedule
Future fixed receipts for non-cancellable operating subleases in effect as of June 30, 2022 are receivable as follows
(in thousands):

Remainder of 2022	$125
2023	250
2024	250
2025	250
2026	195
Thereafter	219
Total lease payments receivable	$1,289